Recoverable taxes - Roll-forward of provision for loss (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Recoverable Taxes [Abstract]
Opening Balance	R$ 1,581,961	R$ 1,452,435
Increase in Provision for Impairment of Value Added Tax on Sales and Services Credits	(108,166)	(316,741)
Decrease In Provision For Impairment Of Value Added Tax On Sales And Services Credits Due To Recovery Of Credits	62,400	186,014
Provision For Impairment Of Value Added Tax On Sales And Services Credits, Write-Off		1,201
Closing Balance	R$ 1,627,727	R$ 1,581,961